Long-Term Debt (Detail Narrative)				1 Months Ended		9 Months Ended
	Jul. 27, 2017 USD ($) Number $ / shares shares	Jun. 09, 2017 USD ($)	Sep. 14, 2016 USD ($) shares	Dec. 22, 2017 shares	Oct. 30, 2017 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)	Feb. 28, 2017 USD ($)
Debt Instrument [Line Items]
Convertible debt beneficial conversion feature						$ 383,115
Debt instrument balance						352,055
Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 450,000
Debt instrument balance						80,548
Number of warrants issued in conjunction with promissory notes | shares	4,000,000
Number of unsecured promissory notes issue | Number	4
Debt instrument unamortized discount	$ 369,452
Unsecured Promissory Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price of the warrants | $ / shares	$ 0.10
Unsecured Promissory Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Exercise price of the warrants | $ / shares	$ 0.15
Chairman [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 500,000
Interest rate on debt instrument		8.00%
Convertible debt beneficial conversion feature		$ 300,000				228,493
Debt instrument balance						271,507
Clint Skidmore [Member]
Debt Instrument [Line Items]
Number of stock issued for conversion of debt (in shares) | shares				1,000,000
Clint Skidmore [Member] | Convertible Debt [Member] | Stock Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount			$ 400,000
Number of stock issued for conversion of debt (in shares) | shares			1,000,000
Imputed interest expense			$ 30,000
Powerup [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt					$ 75,000	$ 55,000
Interest rate on debt instrument					12.00%	12.00%
Convertible debt beneficial conversion feature						$ 83,115
Debt instrument balance						$ 48,922